SCHEDULE I ADDITIONAL INFORMATION OF THE PARENT COMPANY - CONDENSED STATEMENTS OF CASH FLOWS (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	¥ (90,414,597)	$ (13,108,883)	¥ (620,248,897)	¥ 404,735,526
Adjustments to reconcile net loss to net cash provided by operating activities:
Equity in (income) loss of subsidiaries and share of income (loss) from VIEs	(62,395,476)	(9,046,494)	15,127,838	(1,306,287)
Share-based compensation	66,741,438	9,676,599	132,139,459	142,154,361
Changes in operating assets and liabilities:
Prepayments	54,652,740	7,923,902	(28,610,593)	(26,602,239)
Other current assets	39,362,970	5,707,094	(139,662,715)	(33,345,122)
Amounts due from subsidiaries and VIEs	1,033,302	149,815	(28,113,868)	14,909,528
Accrued expenses and other current liabilities	(155,526,435)	(22,549,213)	74,287,172	43,125,766
Net cash provided by (used in) operating activities	(67,833,405)	(9,834,919)	(586,257,769)	667,648,867
Proceeds from disposal of short-term investments	2,104,283,000	305,092,356	1,840,229,000	2,606,247,896
Purchases of short-term investments	2,415,288,000	350,183,843	1,736,355,000	4,836,476,896
Cash used in investing activities	(608,617,399)	(88,241,229)	(19,129,248)	(2,612,619,827)
Repurchase of ordinary shares	(108,967,252)	(15,798,766)	(107,151,908)	(579,824,528)
Cash used in financing activities	(108,967,252)	(15,798,766)	(107,151,908)	(479,194,681)
Effect of foreign exchange rate changes	365,968,962	53,060,512	(112,129,959)	(418,949,871)
NET DECREASE IN CASH AND CASH EQUIVALENTS	(419,449,094)	(60,814,402)	(824,668,884)	(2,843,115,512)
Cash, cash equivalent and restricted cash at the beginning of the year	4,467,108,593	647,669,865	5,291,777,477	8,134,892,989
Cash, cash equivalent and restricted cash at the end of the year	4,047,659,499	586,855,463	4,467,108,593	5,291,777,477
Parent Company
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	(75,422,408)	(10,935,220)	(581,883,146)	485,498,597
Adjustments to reconcile net loss to net cash provided by operating activities:
Equity in (income) loss of subsidiaries and share of income (loss) from VIEs	170,956,497	24,786,361	505,172,018	(423,338,719)
Share-based compensation	6,196,546	898,415	12,144,578	16,059,123
Changes in operating assets and liabilities:
Prepayments	11,223,022	1,627,184	(10,586,501)	(51,361)
Other current assets	(51,285,121)	(7,435,644)	9,623,257	32,573,755
Amounts due from subsidiaries and VIEs			38,099,544	1,895,888
Accrued expenses and other current liabilities	(34,425,208)	(4,991,186)	38,682,365	11,474,356
Other liabilities	(10,363,176)	(1,502,519)	(13,015,215)	(16,143,311)
Net cash provided by (used in) operating activities	16,880,152	2,447,391	(1,763,100)	107,968,328
Proceeds from disposal of short-term investments	1,654,283,000	239,848,490	1,370,229,000
Purchases of short-term investments	(2,385,288,000)	(345,834,252)	(956,355,000)	(1,370,229,000)
Investment in subsidiaries	(181,739,530)	(26,349,755)	(424,558,504)	(425,088,709)
Cash used in investing activities	(912,744,530)	(132,335,517)	(10,684,504)	(1,795,317,709)
Repurchase of ordinary shares	(108,967,252)	(15,798,766)	(107,151,908)	(579,824,528)
Cash used in financing activities	(108,967,252)	(15,798,766)	(107,151,908)	(579,824,528)
Effect of foreign exchange rate changes	372,915,098	54,067,607	(123,540,779)	(424,004,077)
NET DECREASE IN CASH AND CASH EQUIVALENTS	(631,916,532)	(91,619,285)	(243,140,291)	(2,691,177,986)
Cash, cash equivalent and restricted cash at the beginning of the year	4,206,259,255	609,850,266	4,449,399,546	7,140,577,532
Cash, cash equivalent and restricted cash at the end of the year	¥ 3,574,342,723	$ 518,230,981	¥ 4,206,259,255	¥ 4,449,399,546